Consolidated Statements of Changes In Equity - EUR (€) € in Thousands	Total	Share capital	Capital reserve	Prepaid share reserve	Accumulated deficit	Foreign currency translation differences
Beginning balance at Dec. 31, 2020	€ 70,708	€ 3,995	€ 108,189	€ 5,500	€ (47,290)	€ 314
Issue of ordinary shares	66,542	1,248	70,794	€ (5,500)
Share issue costs	(8,303)		(8,303)
Equity-settled share-based payments	1,942		1,942
Consolidated net profit/(loss)	(45,477)				(45,477)
Other comprehensive income/(loss)	(498)					(498)
Total comprehensive (loss) for the period	(45,975)				(45,477)	(498)
Ending balance at Dec. 31, 2021	84,914	5,243	172,622		(92,767)	(184)
Issue of ordinary shares	11,201	425	10,776
Share issue costs	(262)		(262)
Equity-settled share-based payments	6,133		6,133
Consolidated net profit/(loss)	(73,782)				(73,782)
Other comprehensive income/(loss)	(411)					(411)
Total comprehensive (loss) for the period	(74,193)				(73,782)	(411)
Ending balance at Dec. 31, 2022	27,793	5,668	189,269		(166,549)	(595)
Issue of ordinary shares	12,770	566	12,204
Share issue costs	(1,420)		(1,420)
Equity-settled share-based payments	3,972		3,972
Consolidated net profit/(loss)	(93,528)				(93,528)
Other comprehensive income/(loss)	1,126					1,126
Total comprehensive (loss) for the period	(92,402)				(93,528)	1,126
Ending balance at Dec. 31, 2023	€ (49,287)	€ 6,234	€ 204,025		€ (260,077)	€ 531